Cover	Nov. 10, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2022
Entity File Number	001-40084
Entity Registrant Name	Simon Property Group Acquisition Holdings, Inc.
Entity Central Index Key	0001839127
Entity Tax Identification Number	85-4374563
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	225 West Washington Street
Entity Address, City or Town	Indianapolis
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46204
City Area Code	317
Local Phone Number	636-1600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-fifth of one redeemable warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-fifth of one redeemable warrant
Trading Symbol	SPGS.U
Security Exchange Name	NYSE
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Shares of Class A common stock
Trading Symbol	SPGS
Security Exchange Name	NYSE
Redeemable warrants included as part of the units, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	SPGS WS
Security Exchange Name	NYSE